Fair Value of Financial Instruments measured on a Non-Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 40,594	$ 43,561
Restricted cash	763	490
Accounts receivable	8,151	34,235
Accounts payable	10,605	15,355
Ship mortgage notes and premium	400,554	527,005
Other long-term debt	484,529	529,138
Due from related parties, long-term	14,658	42,878
Assets held for sale	77,831	0
Liabilities associated with assets held for sale	34,071	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	40,594	43,561
Restricted cash	763	490
Accounts receivable	8,151	34,235
Accounts payable	10,605	15,355
Ship mortgage notes and premium	400,554	527,005
Other long-term debt	0	0
Due from related parties, long-term	0	0
Assets held for sale	0
Liabilities associated with assets held for sale	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Accounts receivable	0	0
Accounts payable	0	0
Ship mortgage notes and premium	0	0
Other long-term debt	484,529	529,138
Due from related parties, long-term	14,658	$ 42,878
Assets held for sale	77,831
Liabilities associated with assets held for sale	$ 34,071